Consolidated statement of cash flows $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)
Cash Generated from Operations
Net income	$ 4,433	$ 3,517	$ 3,395
Depreciation and amortization	2,464	2,350	2,055
Goodwill and other asset impairment charges (Notes 8, 12 and 13)	0	801	1,257
Deferred income taxes (Note 17)	55	284	566
Deferred income taxes – U.S. Tax Reform and 2018 FERC Actions (Note 17)	0	(167)	(804)
Income from equity investments (Note 10)	(920)	(714)	(773)
Distributions received from operating activities of equity investments (Note 10)	1,213	985	970
Employee post-retirement benefits funding, net of expense (Note 24)	(45)	(35)	(64)
Loss/(gain) on assets held for sale/sold (Notes 6 and 27)	121	(170)	(631)
Equity allowance for funds used during construction	(299)	(374)	(362)
Unrealized (gains)/losses on financial instruments	(134)	220	(149)
Foreign exchange (gains)/losses on Loan receivable from affiliate (Note 10)	(53)	5	63
Other	(46)	(45)	(20)
Decrease/(increase) in operating working capital (Note 26)	293	(102)	(273)
Net cash provided by operations	7,082	6,555	5,230
Investing Activities
Capital expenditures (Note 4)	(7,475)	(9,418)	(7,383)
Capital projects in development (Note 4)	(707)	(496)	(146)
Contributions to equity investments (Notes 4 and 10)	(602)	(1,015)	(1,681)
Proceeds from sales of assets, net of transaction costs	2,398	614	4,683
Reimbursement of costs related to capital projects in development (Note 13)	0	470	634
Other distributions from equity investments (Note 10)	186	121	362
Payment for unredeemed shares of Columbia Pipeline Group, Inc. (Note 15)	(373)	0	0
Deferred amounts and other	(299)	(295)	(168)
Net cash used in investing activities	(6,872)	(10,019)	(3,699)
Financing Activities
Notes payable issued, net	1,656	817	1,038
Long-term debt issued, net of issue costs	3,024	6,238	3,643
Long-term debt repaid	(3,502)	(3,550)	(7,085)
Junior subordinated notes issued, net of issue costs	1,436	0	3,468
Dividends on common shares	(1,798)	(1,571)	(1,339)
Dividends on preferred shares	(160)	(158)	(155)
Distributions to non-controlling interests	(216)	(225)	(283)
Common shares issued, net of issue costs	253	1,148	274
Partnership units of TC PipeLines, LP issued, net of issue costs	0	49	225
Common units of Columbia Pipeline Partners LP acquired	0	0	(1,205)
Net cash provided by/(used in) financing activities	693	2,748	(1,419)
Effect of Foreign Exchange Rate Changes on Cash and Cash Equivalents	(6)	73	(39)
Increase/(Decrease) in Cash and Cash Equivalents	897	(643)	73
Cash and Cash Equivalents, Beginning of year	446	1,089	1,016
Cash and Cash Equivalents, End of year	$ 1,343	$ 446	$ 1,089